Schedule of Derivative Liabilities Fair value Reconciliation (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 1		$ 1,170
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 2		5,876
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 3		(613)
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 4		(1,328)
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 5		(464)
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 6		(64)
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 7		0
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 8		(3,314)
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 9		93
Warrant Derivative Liability Schedule Of Derivative Liabilities Fair Value Reconciliation 10		1,170
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 1	0
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 2	215
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 3	93
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 4	1,170
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 5	0
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 6	1
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 7	(63)
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 8	(541)
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 9	0
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 10	(51)
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 11	(30)
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 12	(464)
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 13	0
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 14	165
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 15	0
Derivatives Schedule Of Derivative Liabilities Fair Value Reconciliation 16	$ 165